497(e)
                                                                       333-81501

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 24, 2007 TO THE CURRENT VARIABLE ANNUITY
PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:
EQUI-VEST(SM) (SERIES 800)
EQUI-VEST(SM) EMPLOYER-SPONSORED RETIREMENT PROGRAMS (SERIES 300 AND 400) OFFERED IN THE STATE OF ILLINOIS ONLY
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectuses and supplements to prospectuses dated May 1, 2007 (together, the "Prospectus") as it relates to the following Modified Contracts offered by AXA Equitable Life Insurance Company ("AXA Equitable"):


FOR SEP AND SARSEP IRA CONTRACT SERIES 300 AND SIMPLE IRA CONTRACT SERIES 400 ISSUED ON OR AFTER SEPTEMBER 24, 2007:

The following information is added to the state table in "Appendix IV: State contract availability and/or variations of certain features and benefits" of the prospectus:


-----------------------------------------------------------------------------------------------
 State      Features and benefits
-----------------------------------------------------------------------------------------------
Illinois   See "Withdrawal charge" in "Fees and
           charges" under "EQUI-VEST(SM)
           employer-sponsored retirement programs
           at a glance -- key features;" and
           "Withdrawal charge for series 300 and
           400 contracts" under "Charges and
           expenses"



-----------------------------------------------------------------------------------------------
 State      Contract type/Series/ Effective Date    Availability or variation
-----------------------------------------------------------------------------------------------
Illinois   The change applies to SEP and SARSEP    The amount of the withdrawal charge we
           IRA contract series 300 and to SIMPLE   deduct is equal to 6% of contributions
           IRA contract series 400.                withdrawn that exceed the 10% free
                                                   withdrawal amount, that were made in the
                                                   current and four prior contract years and
                                                   5% of contributions withdrawn that were
                                                   made in the contract year immediately
                                                   preceding the four prior contract years.
-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FOR IRA AND NQ CONTRACT SERIES 800 ISSUED ON OR AFTER SEPTEMBER 24, 2007:

The following information is added to the state table in "Appendix V: State contract availability and/or variations of certain features and benefits" of the prospectus:


-----------------------------------------------------------------------------------------------
 State               Features/benefits/ changes
-----------------------------------------------------------------------------------------------
Illinois            Withdrawal charge.
The following       See "Fees and charges" under "EQUI-VEST(SM) at a glance --
change applies to   Key features;" and "Charges under the contracts --
IRA and NQ          withdrawal charge" in "Charges and expenses."
contracts.



-----------------------------------------------------------------------------------------------
 State               Availability/variation
-----------------------------------------------------------------------------------------------
Illinois            During the first six contract years following a contribution, a
The following       withdrawal charge will be deducted from amounts you
change applies to   withdraw that exceed 15% of your account value (the free
IRA and NQ          withdrawal amount). The withdrawal charge is equal to a
contracts.          percentage of each contribution. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following schedule.
-----------------------------------------------------------------------------------------------


--------------------------------------------------------
                            Contract year
--------------------------------------------------------
                                                  7
                                                 and
                   1    2    3    4    5    6   later
--------------------------------------------------------
  Percentage of
  contribution     6    6    6    6    6    5     0
--------------------------------------------------------

     Copyright 2007. AXA Equitable Life Insurance Company 1290 Avenue of the
                        Americas New York, New York 10104
                                 (212) 554-1234
    All rights reserved. EQUI-VEST(SM) is a service mark of AXA Equitable Life
                               Insurance Company.

                                                                        x01802
Form no. 888-1424                                    Catalog No. 139571 (9/07)